Investment Strategy	Mar. 31, 2026
ALPS Sector Dividend Dogs ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

ALPS Advisors, Inc. (the “Adviser”) will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e., “Dividend Dogs”) in the S-Network US Equity WR Large-Cap 500 Index (the “S-Net 500”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S-Net 500 which offer the highest dividend yields.

The Underlying Index generally consists of 50 stocks on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index’s stocks must be constituents of the S-Net 500, a benchmark of the 500 largest stocks. The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S-Net 500 which offer the highest dividend yields as of the last business day of November. Dividend yield is computed based on the regular cash dividends paid by the company over the previous twelve month period, divided by the share price. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. If a GICS sector does not contain five stocks which offer dividend yields as computed in the manner described above, then only those stocks in the sector which offer such dividend yields will be included in the Underlying Index. The Underlying Index is rebalanced quarterly.

ALPS International Sector Dividend Dogs ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

ALPS Advisors, Inc. (the “Adviser”) will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e., “Dividend Dogs”) in the S-Network Developed International Equity 1000 Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S-Net Developed Markets which offer the highest dividend yields.

The Underlying Index generally consists of 50 stocks on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index’s stocks must be constituents of the S-Net Developed Markets universe, which includes stocks whose domicile and primary exchange listings are in countries in Europe, Australia and the Far East and identified by the World Bank as High Income Countries, and excludes stocks from countries a) located in the Americas, b) that do not have stock exchanges, c) were members of the former Comecon (Council for Mutual Economic Assistance, a former economic organization led by the Soviet Union that comprised Eastern Bloc countries and other socialist states elsewhere in the world) and d) whose companies, in the opinion of the Index Provider (defined below), have idiosyncratic dividend policies. The World Bank’s methodology for identifying High Income Countries is based on the country’s gross national income (GNI) per capita. The selection criteria for the universe also includes requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S-Net Developed Markets which offer the highest dividend yields as of the last trading day of November. Dividend yield is computed based on the regular cash dividends paid by the company over the previous twelve month period, divided by the share price. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. If there are less than 5 eligible securities represented in any sector, then the Underlying Index will include only those securities that qualify. The Underlying Index is rebalanced quarterly.

ALPS Emerging Sector Dividend Dogs ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

ALPS Advisors, Inc. (the “Adviser”) will seek to match the performance, before fees and expenses, of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e., “Dividend Dogs”) in the S-Network® Emerging Markets Liquid 500 Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

The Underlying Index generally consists of 50 stocks on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index’s stocks must be constituents of the S-Network Emerging Markets universe, which includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income. The Underlying Index may include former Comecon (Council for Mutual Economic Assistance, a former economic organization led by the Soviet Union that comprised Eastern Bloc countries and other socialist states elsewhere in the world) countries classified by the World Bank as High Income, and certain Lower Middle Income countries may also be included. Stocks from countries that do not have stock exchanges or open stock exchange structures (i.e., those that offer transparent price discovery mechanisms, impose no investment restrictions, impose no foreign exchange restrictions, permit unrestricted foreign investment or are subject to regulatory oversight) will be excluded. The World Bank’s methodology for identifying Upper Middle Income Countries is based on the country’s gross national income (GNI) per capita. The selection criteria for the universe also includes requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields as of the last trading day of November. Dividend yield is computed based on the regular cash dividends paid by the company over the previous twelve month period, divided by the share price. The eligible stocks that are selected for inclusion in the Index’s portfolio are equally weighted. If there are less than 5 eligible securities represented in any sector, then the Underlying Index will include only those securities that qualify. The Underlying Index is rebalanced quarterly.

ALPS REIT Dividend Dogs ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

ALPS Advisors, Inc. (the “Adviser”) will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying real estate investment trusts (“REITs”) (i.e., “Dividend Dogs”) in the S-Network® US Composite REIT Index, a universe of mainly REITs listed in the United States (the “S-Net U.S. REIT”), on a segment-by-segment basis. “Dividend Dogs” refers to the five REITs in each of the nine segments that make up the S-Net U.S. REIT which offer the highest dividend yields.

The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include REITs, American depositary receipts (“ADRs”), American depositary shares (“ADSs”) and global depositary receipts (“GDRs”)) that comprise the Underlying Index. The Fund may invest in companies with a market capitalization of greater than $50 million as of the annual reconstitution date, which is the third Friday of December each year. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index, like the S-Net U.S. REIT from which components of the Underlying Index are selected, divides into nine segments, eight of which are based on Global Industry Classification Standard (“GICS”) Sub-Industries (excluding Technology REITs involved in cell towers and/or data centers) and a separate Technology REIT segment based on the research of the Underlying Index provider, S-Network® Global Indexes, Inc. (the “Index Provider”). The Underlying Index generally consists of 45 REITs on each annual reconstitution date. The Underlying Index’s REITs must be constituents of the S-Net U.S. REIT universe, which includes a universe of mainly REITs listed in the United States. The selection criteria for the universe also includes requirements for segment inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. The Underlying Index is rebalanced quarterly.

Individual securities to be included in the Underlying Index are selected based on a ranking system within each segment that selects the top five REITs in the segment by indicated dividend yield as of the last trading day of November that have funds from operations per share greater than their trailing-12-month dividends per share. Indicated dividend yield is computed based on the last regular cash dividend paid by the company multiplied by the payment frequency, divided by the share price. (Special dividends are not included). The eligible REITs that are selected for inclusion in the Underlying Index’s portfolio are equally weighted.

Alps Equal Sector Weight ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is an index of ETFs comprised of all active Select Sector SPDR® ETFs in an equal weighted portfolio. These are the Communication Services Select Sector SPDR® Fund, Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs. The Underlying Index is designed to track performance of the equally weighted Underlying Sector ETFs. Accordingly, the Underlying Index is rebalanced to an equal weighting quarterly during the months of March, June, September, and December.

Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index. Together, the eleven Underlying Sector ETFs represent the Underlying Index as a whole.

ALERIAN MLP ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund employs a “passive management” - or indexing - investment approach designed to track the performance of the Underlying Index. The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Underlying Index was developed by Alerian, a leading provider of objective energy infrastructure and MLP benchmarks, data and analytics. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage and processing of energy commodities. As of December 31, 2025, the U.S. dollar-denominated market capitalizations of the Index Components ranged from approximately $1.227 billion to approximately $69.356 billion.

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index.

Energy infrastructure MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

To qualify as a MLP and not to be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Cash that is distributed in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis.

Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by the underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. Individuals and certain other non-corporate investors will be entitled to a 20% deduction against taxable income allocated from direct investments in MLPs. Neither the Fund directly nor the Fund’s shareholders indirectly will be entitled to this deduction with respect to the Fund’s MLP investments.

Alerian Energy Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. Developed by Alerian, a leading provider of objective energy infrastructure and master limited partnership (“MLP”) benchmarks, data and analytics (“Alerian”), the Underlying Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Underlying Index is a composite of North American energy infrastructure companies engaged in midstream activities involving energy commodities including gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage (also known as “midstream energy businesses”). Midstream energy companies include midstream MLPs and midstream corporations, either based in the United States or Canada.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code (as defined below).

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index (or depositary receipts based on such securities).

Pursuant to Section 851(b)(3) of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

RiverFront Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund utilizes various investment strategies in a broad array of fixed income sectors. The Fund allocates its investments based upon the analysis of RiverFront Investment Group, LLC (“RiverFront” or the “Sub-Adviser”) of the pertinent economic and market conditions, as well as yield, maturity and currency considerations.

The Fund’s portfolio is constructed through a two-step process. The first step is setting the strategic allocation among different fixed income asset classes, with the objective being to construct an allocation that is designed to balance the probability of upside returns with downside risks for investors with a three- to five-year time horizon for their investments.

The second step is tactically adjusting these allocations as market conditions warrant and determining security selection within those asset classes in order to maximize potential returns over time. The strategic allocation across long-term, medium-term and short-term investment grade securities, long-term and short-term high yield securities and emerging market debt is adjusted at least annually or as market conditions warrant.

The Fund may purchase fixed income securities issued by U.S. or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by the U.S. government or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities (“government entities”) or issued or guaranteed by international organizations designated or supported by multiple government entities to promote economic reconstruction or development (“supranational entities”). The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis. The Fund may also invest in other exchange-traded funds (“ETFs”) and/or closed-end funds which invest in fixed income securities.

The Fund has not established any credit rating criteria for the fixed income securities in which it may invest, and it may invest entirely in high yield securities (“junk bonds”). Junk bonds are debt securities that are rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”), or are unrated securities that the Sub-Adviser believes are of comparable quality. The Sub-Adviser considers the credit ratings assigned by NRSROs as one of several factors in its independent credit analysis of issuers.

The Fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers in developed markets. Additionally, the Fund can invest up to 50% of its assets in non-dollar denominated securities. The Fund may also invest up to 50% of its assets in the securities of issuers located in emerging markets. In certain circumstances, the Sub-Adviser may attempt to offset a portion or all of the foreign currency exposure in these securities by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund may elect to enter into swap contracts that effectively bundle the purchase of foreign bonds and the hedging of foreign currency into a single transaction.

The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Sub-Adviser’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Sub-Adviser intends to manage the Fund’s portfolio so that it has an average duration of between two and ten years, under normal circumstances. Duration measures the price sensitivity of a security to interest rate changes. The longer the duration, the more sensitive the Fund’s portfolio will be to a change in interest rates. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security’s duration. For example, if a fixed income security has a duration of three years, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 3%. Similar estimates would typically apply to a portfolio of fixed income securities, such as the Fund’s, based on the portfolio’s average duration. As the value of a security changes over time, so will its duration, which in turn will affect the Fund’s duration.

ALPS Dynamic Core Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund allocates its investments based upon the analysis of ALPS Advisors, Inc. (“ALPS Advisors”, or the “Adviser”) of the pertinent economic and market conditions, as well as yield, maturity, credit and currency considerations.

The Fund’s portfolio is constructed by ALPS Advisors through a two-step process. The first step involves setting the strategic allocation among a broad array of fixed income asset classes, with the objective being to construct an allocation that is designed to balance the probability of upside returns with downside risks, assuming a five-year time horizon.

The second step involves ALPS Advisors tactically adjusting these allocations as market conditions warrant and determining security selection within the asset classes in order to seek to maximize potential returns. The Fund’s allocation across long-term, medium-term and short-term investment grade securities, long-term and short-term high yield securities and emerging market debt is adjusted at least annually, but may be adjusted more frequently if, in the sole discretion of ALPS Advisors, market conditions warrant. ALPS Advisors’ allocation decisions will be based on a quantitative methodology, the inputs for which reflect ALPS Advisors’ qualitative judgements about market conditions.

The Fund may purchase fixed income securities issued by U.S. or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by the U.S. Government or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities (“government entities”) or issued or guaranteed by international organizations designated or supported by multiple government entities to promote economic reconstruction or development (“supranational entities”). The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis. The Fund may also invest in other exchange-traded funds (“ETFs”) and/or closed-end funds which invest in fixed income securities.

The Fund has established a credit rating criteria for the fixed income securities in which it may invest, and it may invest up to 15% in high yield securities (“junk bonds”). Junk bonds are debt securities that are rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”), or are unrated securities that the Adviser believes are of comparable quality. The Adviser considers the credit ratings assigned by NRSROs as one of several factors in its independent credit analysis of issuers.

The Fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers in developed markets. The Fund may invest up to 10% of its assets in securities denominated in foreign currencies and up to 10% of its assets in securities of issuers located in emerging markets. In certain circumstances, the Adviser may attempt to offset a portion or all of the foreign currency exposure in these securities by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund may elect to enter into swap contracts that effectively bundle the purchase of foreign bonds and the hedging of foreign currency into a single transaction.

The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Adviser’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Adviser intends to manage the Fund’s portfolio so that it has an average duration of between two and eight years, under normal circumstances. Duration measures the price sensitivity of a security to interest rate changes. The longer the duration, the more sensitive the Fund’s portfolio will be to a change in interest rates. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security’s duration. For example, if a fixed income security has a duration of three years, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 3%. Similar estimates would typically apply to a portfolio of fixed income securities, such as the Fund’s, based on the portfolio’s average duration. As the value of a security changes over time, so will its duration, which in turn will affect the Fund’s duration.

ALPS Dynamic US Dividend Advantage ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend income. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

In selecting the Fund’s portfolio securities, ALPS Advisors, Inc., the Fund’s adviser (“ALPs Advisors” or the “Adviser”), assembles a portfolio of eligible securities based on several core attributes, including, but not limited to, value, quality and momentum. The Adviser will consider multiple proprietary factors within each core attribute, such as the price-to-book value of a security when determining value, a company’s cash as a percentage of the company’s market capitalization when determining quality and a security’s three month relative price change when determining momentum. Additionally, within a given sector, security selection will emphasize companies offering a meaningful dividend yield premium over alternative investments within that sector. The Adviser then assigns each qualifying security a score based on its core attributes, including its dividend yield, and selects the individual securities with the highest scores for investment. In doing so, the Adviser utilizes its proprietary optimization process to maximize the percentage of high-scoring securities included in the portfolio in accordance with sector and risk factor (e.g., beta, quality, volatility) limitations, subject to the Adviser’s fundamental active overlay. The Adviser will also consider the market capitalization of the companies in which the Fund may invest, the potential for dividend income, and the trading volume of a company’s shares in the secondary market. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Adviser may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund.

The Fund may invest in small-, mid- and large-capitalization companies. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of U.S. issuers. The Fund considers a “U.S. issuer” to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States. The Fund may invest significantly in companies involved in the financial services sector.

The Fund may also invest in other exchange-traded funds (“ETFs”) and/or closed-end funds which invest in equity securities.

ALPS Active Equity Opportunity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

The primary decision factor in selecting the Fund’s portfolio’s securities is the combination of dividend-paying stocks and stocks determined to have high or improving return on invested capital (“ROIC”). In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers typically apply a “bottom up” approach in choosing investments. Due to the nature of the securities in which the Fund invests, the Fund may have relatively high portfolio turnover compared to other funds. The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

The Fund may invest in small-, mid- and large-capitalization companies. The Fund will normally invest at least 75% of its net assets in securities of U.S. issuers. The Fund considers a “U.S. issuer” to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States. The Fund may invest substantially in companies in the financial services sector. The Fund may also invest in other exchange-traded funds (“ETFs”) and/or closed-end funds which invest in equity securities.

Barron's 400 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from MarketGrader’s U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

ALPS Medical Breakthroughs ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is comprised of small and mid-cap stocks of biotechnology companies that have one or more drugs in either Phase II or Phase III of the U.S. Food and Drug Administration (“FDA”) clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely.

Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital (“cash burn rates”) for at least 24 months. As of December 31, 2025, the Underlying Index had 87 constituents. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December. The stocks in the Underlying Index are reviewed and rebalanced on the third Friday of the last month of each calendar quarter. The Underlying Index uses a modified capitalization weighting methodology, meaning components are weighted according to the total market value of their outstanding shares, which is not adjusted for the number of shares available for trading (“float”). The index weight of the largest stock is capped at 4.5%, and the excess weight is redistributed proportionately over the remainder of the Underlying Index. Share weights are based on prices as of the close of trading on the Thursday prior to the second Friday of the rebalancing month. In addition to the scheduled quarterly reviews, the Underlying Index is reviewed on an ongoing basis.

The Fund will normally invest at least 80% of its net assets in securities that comprise the Underlying Index (or depositary receipts based on such securities).

ALPS DISRUPTIVE TECHNOLOGIES ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based methodology developed by Indxx, LLC (the “Index Provider”), which is designed to identify the companies using disruptive technologies in each of ten thematic areas: Healthcare Innovation, Internet of Things, Clean Energy and Smart Grid, Cloud Computing, Data and Analytics, FinTech, Robotics and Artificial Intelligence, Cybersecurity, 3D Printing, and Mobile Payments (each a “Theme” and together, the “Themes”). Companies using disruptive technologies are those that are entering traditional markets with new digital forms of production and distribution, seek to disrupt an existing market and value network, displace established market-leading firms, products and alliances and increasingly gain market share.

The Underlying Index is compiled by the Index Provider and may be comprised of U.S. and non-U.S. companies, including foreign and emerging markets companies. In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must be traded on one or more major global securities exchanges, have a minimum market capitalization of at least $500 million, and have a six month minimum average daily trading volume of $2 million, and the company must derive a minimum of 50% of its revenue from a single Theme. All equity securities meeting the above criteria are selected for inclusion in the Index Universe.

From the Index Universe, the Underlying Index methodology selects ten stocks in each Theme according to proprietary quantitative and qualitative factors. Components within each Theme are equally weighted at the time of reconstitution and rebalance. Each Theme is assigned a weight of 10% since the Underlying Index has 10 themes.

The Underlying Index is reconstituted annually on the third Friday of September and rebalanced quarterly. The Index Provider will review the Themes every three years for inclusion in the Index Methodology based on a proprietary, rules-based research process. The particular Themes, as well as the number of Themes, included in the Index Methodology are subject to change in the Index Provider’s discretion based on such review.

The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.

ALPS Clean Energy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based methodology developed by CIBC National Trust Company (the “Index Provider”), which is designed to provide exposure to a diverse set of U.S. and Canadian companies involved in the clean energy sector including renewables and clean technology. The clean energy sector is comprised of companies that provide the products and services that enable the evolution of a more sustainable energy sector. Clean energy business segments include, but are not limited to, the following activities: (i) renewable energy sources, including solar power, wind power, hydroelectricity, geothermal energy, biomass, biofuels, and tidal/wave energy, (ii) clean technologies, including electric vehicles, energy storage, lithium, fuel cell, smart grid, and energy efficiency technologies and (iii) other emerging clean energy activities and technologies.

The Underlying Index is compiled by the Index Provider and may be comprised of U.S. or Canadian companies. In order to be eligible for inclusion in the Underlying Index’s Index Universe (defined below), a company’s stock must be traded on one or more major U.S. or Canadian securities exchanges, be based in the U.S. or in Canada, have a minimum float-adjusted market capitalization and minimum average daily trading value thresholds established by the index rulebook of at least $300 million, and have a minimum median average daily trading liquidity of greater than $3 million over the last 60 trading days prior to the selection date, and the company must derive a majority of its value from clean energy business segments (as defined above). Such eligible companies shall be defined as the “Index Universe.” All equity securities meeting the above criteria are selected for inclusion in the Index Universe.

From the Index Universe, it is the intent of the Index Provider to include at least 30 stocks that meet the Index criteria. The eligible stocks that are selected for inclusion in the Index’s portfolio are weighted according to each stock’s float-adjusted market-capitalization. The index weight of the largest stock is capped at 5% as of the rebalance date, and the excess weight is redistributed proportionally over the remainder of the Underlying Index. As of December 31, 2025 the Underlying Index consisted of 37 securities.

The Underlying Index is reconstituted and rebalanced quarterly on the third Friday in March, June, September and December. The Index Provider’s Index Committee reviews and approves all changes to the Underlying Index as well as regularly reviews the constituent criteria and index construction guidelines based on a proprietary, rules-based research process.

The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.

ALPS Active REIT ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, seek to achieve its investment objective by investing at least 80% of its net assets in publicly traded equity securities of real estate investment trusts (“REITs”). The Fund will primarily invest in publicly traded common equity securities of U.S. REITs. The Fund may also invest a portion of its assets in publicly traded common equity of U.S. real estate operating companies (not structured as REITs), publicly traded preferred equity of U.S. REITs and real estate operating companies, and cash and cash equivalents. GSI Capital Advisors LLC, the Fund’s sub-adviser (“GSI Capital” or the “Sub-Adviser”), is responsible for implementing the Fund’s investment strategy in connection with its active management of the Fund.

The Sub-Adviser implements a methodical, data driven investment approach in implementing the Fund’s investment strategy. The primary factor influencing the Fund’s investment strategy is individual stock selection based on fundamental research and the Sub-Adviser’s analysis of the intrinsic value of the underlying properties held by REITs, as well as the corresponding intrinsic value of the publicly traded U.S. REITs in which the Fund seeks to invest. The Sub-Adviser’s research and investment process is driven by assessing the relative merits of a company based on a set of variables determined by the Sub-Adviser, with an emphasis on those variables most likely to influence total return. Using this investment process, the Sub-Adviser seeks to invest in eligible companies that trade at the largest discounts to the Sub-Adviser’s assessment of intrinsic value relative to other eligible companies.

The Sub-Adviser’s valuation methodology incorporates multiple complex inputs, including capitalization rates, net operating income growth estimates, the valuation of land and other income or non-income generating assets, and adjustments for marking to market the value of the company’s debt, which are driven by a broad set of proprietary, third-party and public data sources. The Fund may invest in small-, mid- and large-capitalization companies. The Fund considers a “U.S.” company to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States and its stock is listed on an exchange that trades contemporaneously with the Shares. The Fund is actively managed and does not seek to track an index.

ALPS | Smith Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, and zero-coupon bonds. The Fund will target a weighted average effective duration +/- 40% of the current effective duration of the Bloomberg U.S. Aggregate Bond Index. The Fund does not intend to invest in contingent convertible bonds.

The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as “junk” bonds) are expected to represent, under normal market conditions, less than 20% of the Fund’s net assets. Under normal market conditions, investments in non-agency mortgage-backed securities are expected to comprise not more than 20% of the Fund’s net assets and investments in non-agency commercial mortgage-backed securities are expected to be less than 5% of the Fund’s net assets. The Fund’s investments in agency mortgage-backed securities are generally not subject to limitation, except to the extent such investments would be inconsistent with another stated investment strategy or policy.

The Fund seeks above average total return, defined as outperformance of the Bloomberg U.S. Aggregate Bond Index, net of Fund fees and expenses. The Fund seeks to generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. In selecting securities, Smith Capital Investors, LLC, the Fund’s Sub-Adviser, considers many factors, including yield, credit ratings, liquidity, call risk, duration, structure, and capital appreciation potential. Due to the nature of the process and the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Though the Fund does not typically expect to use derivatives, for purposes of meeting its policy to invest at least 80% of net assets in bonds, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio manager typically applies a “bottom up” approach in choosing investments. This means that the portfolio manager looks at income producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.

Level Four Large Cap Growth Active ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities of carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by Level Four Capital Management, LLC (“Level Four” or the “Sub-Adviser”) for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies. For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations of greater than $10 billion. While the market capitalizations of companies in the Bloomberg US 1000 Growth Index, the Fund’s benchmark index for performance comparison purposes, ranged from approximately $1.820 billion to $4.531 trillion as of December 31, 2025, the Fund normally will invest in common stocks of companies with market capitalizations in the top half of that benchmark range.

The Sub-Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities. The investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the Sub-Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests.

ALPS | BBH Intermediate Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to actively achieve its investment objective by applying bottom-up fundamental analysis and investing in a long-term, tax-aware manner. The Fund aims to actively implement the strategy by investing primarily in a diversified portfolio of investment grade municipal bonds rated in the four highest credit ratings categories (AAA to BBB, or equivalent) at the time of purchase by at least one nationally recognized credit rating agency, or, if unrated, deemed to be of comparable quality by Brown Brothers Harriman & Co., through a separately identifiable department, the Fund’s sub-adviser (“BBH&Co.” or the “Sub-Adviser”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax).

The Fund may invest in fixed-, variable- or floating-rate municipal securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. These may include general obligation bonds, which typically are backed by the issuer’s ability to levy taxes, and revenue bonds, which typically are backed by a stream of revenue from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal securities also include auction rate municipal securities.

The Fund may also invest up to 20% of its total assets in securities that are not municipal securities, if, in the opinion of the Sub-Adviser, these securities will enhance after-tax returns for Fund investors. Non-municipal securities investments may include notes and bonds issued by domestic and foreign corporations and financial institutions and the U.S. Government, its agencies and guaranteed issuers. In addition, the Fund may purchase asset-backed securities, mortgage backed securities, auction rate securities and other sovereign debt when the Sub-Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Under normal circumstances, the Fund portfolio’s dollar weighted average duration is expected to be between 3 and 7 years.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to hedge its investments or to seek to enhance returns.

The Fund will not invest 25% or more of total assets in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of airport facilities or healthcare providers). For purposes of this policy, securities of the U.S. Government, its agencies, or instrumentalities and municipal obligations backed by the credit of governmental entities are not subject to this 25% limit. The Fund may invest more than 25% of its total assets in municipal securities whose issuers are located in any one state.

Embedded within the Sub-Adviser’s overall investment approach is the consideration of environmental, social, and/or governance (“ESG”) criteria as one of several factors that the Sub-Adviser may deem to be material to an obligor or sector. The Sub-Adviser defines ESG as a set of environmental, social and governance factors that are considered when evaluating the creditworthiness of an obligor. Examples of environmental criteria may include an obligor’s carbon footprint or resiliency after a natural disaster. Examples of social considerations may include an obligor’s labor relations, tax policies and affordability. Governance examples may include the consideration of an obligor’s quality and timeliness of disclosures, long-term planning or governmental practices. A less favorable ESG profile may not preclude the Fund from investing in a bond of an obligor, as the consideration of ESG factors is not more influential than the consideration of other investment criteria.

ALPS | O'Shares U.S. Quality Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the Underlying Index are selected from the S-Network US Equity Large-Cap 500 Index. As of December 31, 2025, the Underlying Index consisted of 100 securities.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network US Equity Large-Cap 500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network US Equity Large-Cap 500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network US Equity Large-Cap 500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network US Equity Large-Cap 500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network US Equity Large-Cap 500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which ALPS Advisors, Inc. (the “Adviser”) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETFs”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is designed to reflect the performance of publicly-listed small-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Underlying Index are selected from the S-Network US Equity Mid/Small-Cap 2500 Index. As of December 31, 2025, the Underlying Index consisted of 110 securities with a market capitalization range of between $412 million and $22.34 billion.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network US Equity Mid/Small-Cap 2500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network US Equity Mid/Small-Cap 2500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network US Equity Mid/Small-Cap 2500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network US Equity Mid/Small-Cap 2500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 2% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network US

Equity Mid/Small-Cap 2500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. The Fund considers the companies included in the Underlying Index to be “small capitalization” companies. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of December 31, 2025, the Underlying Index was concentrated in the financials and industrials sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which ALPS Advisors, Inc. (the “Adviser”) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETF”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

ALPS | O'Shares Global Internet Giants ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from 2500 global stocks in two main business segments, Internet Technology and Internet Commerce, by identifying companies in the following industries: Application Software, Integrated Telecommunication Services, Interactive Media & Services, Internet & Direct Marketing Retail, Systems Software, Movies & Entertainment, Interactive Home Entertainment and Internet Services & Infrastructure, selecting those that have exposure to the following factors: 1) quality and 2) growth. The selection criteria include requirements for minimum capitalization (adjusted for free float), minimum price and minimum average daily trading volume. The universe of eligible securities includes the 1000 largest U.S. listed companies, the 500 largest European companies, the 500 largest Pacific basin companies and the 500 largest emerging market companies, measured by market capitalization. Constituents of the Fund’s Underlying Index must derive at least 50% of their revenues from Internet Technology and/or Internet Commerce. The “quality” factor is determined primarily by “cash burn rate”, the monthly rate that a company uses shareholder capital. Companies with a high ratio of cash burn rate to balance sheet cash and cash equivalents are excluded from the Underlying Index. The “growth” factor is measured by revenue growth and stocks are assigned a growth rating. The Underlying Index excludes pass-through securities such as real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), business development companies (“BDCs”) and closed-end funds (“CEFs”).

The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

Stock weightings in the Underlying Index are determined according to a modified market capitalization weighting method, using the full market capitalization combined with the growth rating, subject to constraints for diversification and capacity. The diversification constraint limits maximum position weights. The capacity criteria include primary exchange listing, minimum capitalization, minimum price and minimum average daily trading volume requirements. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. At the quarterly rebalance, a capping methodology is applied to limit individual stock concentration and increase diversification in the Underlying Index. As of December 31, 2025, the Underlying Index was comprised of approximately 61 securities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of December 31, 2025, the Communication Services, Consumer Discretionary and Information Technology sectors each represented a substantial portion of the Underlying Index. The Underlying Index provides exposure to various global markets, including emerging markets. As of December 31, 2025 the Underlying Index included the following countries: Australia, Canada, China, Germany, Hong Kong, Ireland, Israel, New Zealand, Sweden, Singapore, South Africa, Uruguay and United States.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which ALPS Advisors, Inc. (the “Adviser”) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETF”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

ALPS | O'Shares International Developed Quality Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index.

The Underlying Index is designed to measure the performance of non-U.S. publicly-listed large-capitalization and mid-capitalization dividend-paying issuers that meet certain market capitalization, high quality, low volatility, dividend yield, and dividend quality thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the Underlying Index are selected from the VettaFi Developed World Ex United States Index. VettaFi determines eligible securities for the VettaFi Developed World Ex United States Index in accordance with VettaFi’s World Developed region classification, based on measures such as country of incorporation, country of domicile, country of primary listing and country in which the greatest percentage of revenue is generated. As of December 31, 2025, the Underlying Index consisted of 50 securities.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the VettaFi Developed World Ex United States Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the VettaFi Developed World Ex United States Index is weighted by VettaFi based on: (i) the company’s market capitalization weight in the VettaFi Developed World Ex United States Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company in the Underlying Index is then subject to certain constraints (e.g., diversification, country, currency exposure, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the VettaFi Developed World Ex United States Index are weighted based on their free float (the number of shares readily available for purchase on the open market). The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at each quarterly rebalance to avoid overexposure to any single security at the lesser of (i) 5% or (ii) the sum of 2% and the ratio of the constituent’s float-adjusted market capitalization to the sum of all of the float-adjusted market capitalizations of the constituents of the VettaFi Developed World Ex United States Index. The Underlying Index’s investable universe includes companies from the following Intercontinental Exchange, Inc. (“ICE”) sectors within the VettaFi Developed World Ex United States Index: Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Media and Communications, Technologies, and Utilities. Constituents of the VettaFi Developed World Ex United States Index whose country of listing, domicile or incorporation imposes trading costs, idiosyncratic dividend policies, transferability restrictions, or other impediments that could diminish the portfolio performance will be excluded.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index and in depositary receipts representing such securities. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which ALPS Advisors, Inc. (the “Adviser”) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

ALPS Electrification Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that correspond (before fees and expenses) generally to the performance of the Underlying Index. The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a proprietary, rules-based methodology developed by Ladenburg Thalmann Index, LLC (the “Index Provider”), which is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization companies that are positioned to benefit from “electrification” (each, an “Electrification Company”). For these purposes, “electrification” means the process of charging, equipping, or supplying with or operating with electricity, or the conversion of a machine or system to the use of electrical power. The selection criteria for the Underlying Index include requirements for ICE Uniform Entity Sector Classification Schema (“ICE”) sub-industry classification, primary exchange listing, minimum market capitalization, average daily trading volume and other factors.

The Underlying Index is comprised of the common stock of companies assigned to one of eighteen ICE sub-industries. The eighteen ICE sub-industries are: (i) electricity generation - renewable; (ii) electricity generation - non-renewable; (iii) multi-utilities; (iv) integrated electricity; (v) electricity distribution & transmission; (vi) electronic components; (vii) electronic equipment & instruments; (viii) electrical components & power equipment; (ix) battery technology; (x) construction engineering & services; (xi) construction; (xii) copper; (xiii) diversified base metals; (xiv) thermal coal; (xv) uranium; (xvi) oil & gas pipelines & storage; (xvii) oil & gas freight; and (xviii) solar cells.

To be included in the Underlying Index, a company’s stock must also be listed on a U.S. securities exchange, have a minimum total market capitalization of at least $5 billion, have a minimum three-month average daily trading volume greater than $5 million prior to the selection date, and have traded on at least 90% of eligible trading days over the six months prior to the selection date. Companies newly listed on a U.S. securities exchange will be eligible for inclusion in the Index Universe on such date that is 90 days after the date of such initial public offering if such company has traded on at least 90% of eligible trading days over the three months prior to the selection date.

The eligible stocks that are selected for inclusion in the Index’s portfolio will be equally weighted. As of December 31, 2025, the Underlying Index consisted of 100 securities.

The Underlying Index is reconstituted and rebalanced quarterly on the third Friday in March, June, September and December. The Index Provider’s Index Committee reviews and approves all changes to the Underlying Index as well as regularly reviews the constituent criteria and index construction guidelines based on a proprietary, rules-based research process.

The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.